RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 - RELATED PARTY TRANSACTIONS

The Company has loans and deposits with certain executive officers, directors and their affiliates.  The Company also enters into contracts with certain related parties from time to time such as for construction of a branch.  All related party transactions are entered into under substantially the same terms as unrelated third-party transactions.  All material contracts are awarded based on competitive bids.

In 2013, the Bank contracted with a related party for the construction of a new full service branch facility in Jackson, Tennessee.  The contract is for $1.6 million and was awarded on a competitive bid basis.  Contract payments paid in the year ended December 31, 2013 totaled approximately $60,000.

Activity in loans to executive officers, directors and their affiliates was as follows for the years ended December 31, 2013 and 2012 (in thousands):

	2013	2012
Balance at beginning of period	$5,689	$6,489
New loans	4,664	4,381
Repayments	(3,461)	(5,181)
Balance at end of period	$6,892	$5,689

There were no charged-off, restructured or non-current loans to related parties for any of the periods presented.  Loans to related parties are made on substantially the same terms as third-party transactions.

Indebtedness shown represents amounts owed by directors and executive officers of the Company and the Bank and by entities in which such persons are general partners or have at least 10% or greater interest and trust and estates in which they have a substantial beneficial interest.  All loans have been made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with others and do not involve other than normal risks of collectability.

The Bank routinely enters into deposit relationships with its directors, officers and employees in the normal course of business.  These deposits bear the same terms and conditions as those prevailing at the time for comparable transactions with unrelated parties.  Balances of executive officers and directors on deposit as of December 31, 2013 and 2012 were $19.3 million and $21.0 million, respectively.